CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($)
Mineral exploration expenses
Mineral exploration expenses	[1]		$ 72,239		$ 24,952		$ 80,343
Reimbursements from optionee	[1]		(402,343)		(483,950)		(434,982)
Operating expense			330,014		458,998		354,639
General administrative expenses
Bank charges			649		630		974
Bad debt expenses			0		10,679		0
Consulting fees, wages and benefits	[2]		165,955		167,170		192,577
Depreciation			1,923		3,143		13,303
Investor relations			109,270		120,869		94,314
Listing and filing fees			14,881		7,068		8,035
Office and administrative fees			15,676		32,703		18,468
Professional fees	[2]		175,500		109.079		129,511
Rent	[2]		11,308		11,866		10,200
Share-based payment	[2]		98,123		0		0
Transfer agent fees			13,971		10,971		18,648
Travel			9,811		1,109		8,329
General and administrative expense			(617,067)		(475,287)		(494,359)
Other items
Foreign exchange gain			17,630		61		802
Interest income and other income			2,607		0		8
Loss on investment in Akkerman Finland OY	[3]		(62,973)		0		0
Write-off of payables			0		10,231		0
Write-down of exploration and evaluation assets	[1]		0		0		(1)
Gains (losses) on net monetary position			(42,736)		10,292		809
Net loss for the year			(329,789)		(5,997)		(138,911)
Exchange difference arising on the translation of foreign subsidiaries			(11,320)		(8,111)		(16,786)
Comprehensive loss for the year			$ (341,109)		$ (14,108)		$ (155,697)
Basic and diluted loss per share | $ / shares	[4]	$ (0.01)		$ (0.00)		$ (0.00)

[1]	Note 5.
[2]	Note 9.
[3]	Note 7.
[4]	Note 11